STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2015
STOCK-BASED COMPENSATION PLANS
STOCK-BASED COMPENSATION PLANS

8. STOCK-BASED COMPENSATION PLANS

The Company has one active equity plan, the 2010 Incentive Compensation Plan, as amended and restated as of June 13, 2013 and amended as of April 23, 2015 (the “Plan”), under which, in general, the Company is authorized to grant restricted stock units, stock awards and stock options.

Restricted stock units granted to employees generally vest over a one-to four-year period under a variety of vesting schedules and are canceled upon termination of employment. Restricted stock units granted to non-employee members of United Online, Inc.’s Board of Directors generally vest annually over a one-year period.

Stock options granted to employees generally vest over a three-or four-year period under a variety of vesting schedules and are canceled upon termination of employment. Stock option grants expire after ten years unless canceled earlier due to termination of employment.

Upon the exercise of a stock option award, the vesting of a restricted stock unit or the award of common stock or restricted stock, shares of common stock are issued from authorized but unissued shares. Pursuant to the Plan, each restricted stock unit and stock award granted decreases shares available for grant by three shares and cancelations of such shares increase the shares available for grant by three shares.

At December 31, 2015, there were 16.1 million aggregate shares reserved for issuance and 11.7 million shares available for grant under the Plan.

Stock-Based Compensation

The following table summarizes the stock-based compensation that has been included in the following line items within the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2015	2014	2013
Operating expenses:
Cost of revenues	$ 127	$ 172	$ 105
Sales and marketing	127	264	291
Technology and development	581	703	825
General and administrative	3,795	5,682	6,841

Total stock-based compensation	$ 4,630	$ 6,821	$ 8,062

Tax benefit recognized(a)	$ 1,574	$ 2,387	$ 2,741

(a)	Income tax benefit is presented prior to consideration of the Company’s deferred tax asset valuation allowance. See Note 9, “Income Taxes”.

Restricted Stock Units

The following table summarizes activity for restricted stock units:

	Restricted Stock Units	Weighted-Average Grant Date Fair Value
	(in thousands)
Nonvested at December 31, 2014	805	$ 11.34
Granted	272	$ 15.19
Vested	(412)	$ 11.57
Forfeited/canceled	(263)	$ 12.20

Nonvested at December 31, 2015	402	$ 13.15

The weighted-average grant date fair value of restricted stock units granted during the years ended December 31, 2015, 2014 and 2013 was $15.19, $11.26 and $11.71, respectively. The fair value of restricted stock units that vested during the years ended December 31, 2015, 2014 and 2013 was $5.6 million, $7.7 million and $10.8 million, respectively. At December 31, 2015, the intrinsic value of nonvested restricted stock units was $4.7 million. At December 31, 2015, nonvested restricted stock units expected to vest totaled 0.4 million with an intrinsic value totaling $4.4 million. At December 31, 2015, total unrecognized compensation cost related to nonvested restricted stock units, net of expected forfeitures, was $3.3 million and was expected to be recognized over a weighted-average period of 0.9 years.

Stock Options

The following table summarizes stock option activity:

	Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in thousands)		(in years)	(in thousands)
Outstanding at December 31, 2014	947	$ 12.28
Granted	548	$ 14.74
Exercised	(144)	$ 11.77
Forfeited/canceled	(508)	$ 14.53

Outstanding at December 31, 2015	843	$ 12.61	7.2	$ 355

Exercisable at December 31, 2015	328	$ 11.41	4.3	$ 212

Expected to vest at December 31, 2015	485	$ 13.35	9.0	$ 137

The weighted-average grant date fair value of stock options granted during the year ended December 31, 2015 and 2014 was $14.74 and $5.39, respectively. The Company did not grant any stock options during the year ended December 31, 2013. The total intrinsic value of stock options exercised during the years ended December 31, 2015, 2014 and 2013 was $0.6 million, $0 and $1.5 million, respectively. Cash received from the exercise of stock options for the years ended December 31, 2015, 2014 and 2013 was $1.7 million, $0 and $5.1 million, respectively. Tax benefits realized from stock options exercised in the years ended December 31, 2015, 2014 and 2013 were $0.2 million, $0 and $0.4 million, respectively, prior to consideration of the Company’s deferred tax asset valuation allowance. At December 31, 2015, total unrecognized compensation cost related to unvested stock options, net of expected forfeitures, was $2.6 million and was expected to be recognized over a weighted-average period of 1.0 years.

The fair value of stock options granted during the year ended December 31, 2015 was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014
Risk-free interest rate	1.71%	1.87%
Expected term (in years)	5.83	5.96
Dividend yield	0%	0%
Volatility	45.65%	48.93%

Employee Stock Purchase Plans

In 2010, the Company adopted the 2010 Employee Stock Purchase Plan to replace the 2001 Employee Stock Purchase Plan. The Company’s 2001 Employee Stock Purchase Plan expired in 2011 following the completion of the final purchase thereunder. In November 2013, the Company adopted a revised 2010 Employee Stock Purchase Plan, which was amended in April 2015. This plan had 1.0 million shares of common stock reserved and available for issuance at December 31, 2015.

Under the employee stock purchase plans, each eligible employee may authorize payroll deductions of up to 15% of his or her compensation to purchase shares of United Online, Inc.’s common stock on two purchase dates each year at a purchase price per share equal to 85% of the lower of (i) the closing market price per share of United Online, Inc.’s common stock on the employee’s entry date into the two-year offering period in which the purchase date occurs or (ii) the closing market price per share of United Online, Inc.’s common stock on the purchase date. Each offering period has a 24-month duration and purchase intervals of six months.

The fair value of employee stock purchase plan shares was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	Year Ended December 31,
	2015	2014	2013
Risk-free interest rate	0.3%	0.2%	0.2%
Expected term (in years)	0.5 – 2.0	0.5 – 2.0	0.5 – 2.0
Dividend yield	0%	1.0%	8.1%
Volatility	48.8%	43.7%	40.4%

The assumptions presented in the table above represent the weighted average of the applicable assumptions used to value employee stock purchase plan shares. The Company calculates expected volatility based on historical volatility of United Online, Inc.’s common stock. The expected term represents the amount of time remaining in the 24-month offering period. The risk-free interest rate assumed in valuing the employee stock purchase plan shares is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term. The Company determines the expected dividend yield percentage by dividing the expected annual dividend by the closing market price of United Online, Inc.’s common stock at the date of grant. At December 31, 2015, total unrecognized compensation cost related to the 2010 Employee Stock Purchase Plan was $0.5 million and was expected to be recognized over a weighted-average period of 0.7 years.